Correction of Errors (Tables)	12 Months Ended
Jul. 31, 2019
Correction Of Errors [Abstract]
Schedule of restatement of consolidated statement of financial position
		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
ASSETS	$	$	$	$
Inventory	86,271	-	(2,417)	83,854
Current assets	314,553	-	(2,417)	312,136
Total Assets	881,040	-	(2,417)	878,623

LIABILITIES
Deferred tax liability	20,396	(14,373)	-	6,023
Total Liabilities	104,284	(14,373)	-	89,911

SHAREHOLDER'S EQUITY
Deficit	(124,698)	14,373	(2,417)	(112,742)
Total shareholder's equity	776,756	14,373	(2,417)	788,712

Schedule of restatement of consolidated statement of loss and comprehensive loss
Fiscal year ended		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
	$	$	$	$
Impairment loss on inventory	16,918	-	2,417	19,335
Gross margin	26,925	-	(2,417)	24,508
Loss from operations	(84,557)	-	(2,417)	(86,974)

Net loss and comprehensive loss attributable to shareholders before tax recovery	(85,404)	-	(2,417)	(87,821)
Tax recovery	3,840	14,373	-	18,213
Total net loss	(81,564)	14,373	(2,417)	(69,608)
Total net loss per share, basic and diluted	(0.38)	0.06	(0.01)	(0.33)

Schedule of restatement of consolidated statement of changes in shareholders equity
		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
	$	$	$	$
Total net loss	(81,564)	14,373	(2,417)	(69,608)
Deficit as at July 31, 2019	(124,698)	14,373	(2,417)	(112,742)
Shareholder's equity as at July 31, 2019	776,756	14,373	(2,417)	788,712

Schedule of restatement of consolidated statements of cash flows
		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
	$	$	$	$
OPERATING ACTIVITIES
Total net loss	(81,564)	14,373	(2,417)	(69,608)
Tax recoveries	(3,840)	(14,373)	-	(18,213)
Impairment loss on inventory	16,918	-	2,417	19,335
Total operating activities	(124,706)	-	-	(124,706)